Property, plant and equipment - Summary of Future Minimum Lease Payments Due Under Finance Lease (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment [abstract]
Future minimum lease payments due under finance leases	€ 25	€ 39
Future minimum lease payments due under finance leases of which interest	€ 3	€ 7